Premises and Equipment - Summary of Premises and Equipment (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 3,191
Ending balance	7,934	$ 3,191
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	153
Ending balance	152	153
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	692
Ending balance	662	692
Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	567
Ending balance	570	567
Furniture Fixtures and Other Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	420
Ending balance	419	420
Leasehold Improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	927
Ending balance	1,195	927
Work In Progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	432
Ending balance	203	432
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	8,863	8,038
Additions		996
Disposals		(172)
Foreign exchange translation		4
Other		(3)
Ending balance		8,863
Gross carrying amount [member] | Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	153	153
Disposals	(1)
Foreign exchange translation	1
Other	(1)
Ending balance	152	153
Gross carrying amount [member] | Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,395	1,399
Additions	26
Transfers from work in process	9	4
Disposals	(4)	(10)
Foreign exchange translation	4
Other	(14)	2
Ending balance	1,416	1,395
Gross carrying amount [member] | Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,325	2,123
Additions	82	195
Transfers from work in process	279	84
Disposals	(157)	(68)
Foreign exchange translation	7	3
Other	(51)	(12)
Ending balance	2,222	2,325
Gross carrying amount [member] | Computer equipment [member] | Adoption Of IFRS 16 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,062
Ending balance		2,062
Gross carrying amount [member] | Furniture Fixtures and Other Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,557	1,373
Additions	42	129
Transfers from work in process	93	82
Disposals	(42)	(29)
Foreign exchange translation	4	(1)
Other	30	3
Ending balance	1,684	1,557
Gross carrying amount [member] | Leasehold Improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,001	2,726
Additions	14	81
Transfers from work in process	449	262
Disposals	(124)	(65)
Foreign exchange translation	10	2
Other	33	(5)
Ending balance	3,383	3,001
Gross carrying amount [member] | Work In Progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	432	264
Additions	623	591
Transfers from work in process	(830)	(432)
Disposals	(2)
Foreign exchange translation	(2)
Other	(18)	9
Ending balance	203	432
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(5,672)	(5,206)
Depreciation		627
Disposals		151
Foreign exchange translation		2
Other		(12)
Ending balance		(5,672)
Accumulated depreciation and amortisation [member] | Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(703)	(669)
Depreciation	47	45
Disposals	3	8
Foreign exchange translation	1
Other	6	(3)
Ending balance	(754)	(703)
Accumulated depreciation and amortisation [member] | Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,758)	(1,556)
Depreciation	267	273
Disposals	155	61
Foreign exchange translation	4	1
Other	(17)	(11)
Ending balance	(1,652)	(1,758)
Accumulated depreciation and amortisation [member] | Computer equipment [member] | Adoption Of IFRS 16 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,553)
Ending balance		(1,553)
Accumulated depreciation and amortisation [member] | Furniture Fixtures and Other Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,137)	(1,051)
Depreciation	109	113
Disposals	39	26
Foreign exchange translation	3
Other	55	(1)
Ending balance	(1,265)	(1,137)
Accumulated depreciation and amortisation [member] | Leasehold Improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(2,074)	(1,930)
Depreciation	224	196
Disposals	112	56
Foreign exchange translation	3	1
Other	(1)	3
Ending balance	(2,188)	(2,074)
Right-of-use lease assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Ending balance	7,934
Right-of-use lease assets [Member] | Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Ending balance	4,587
Right-of-use lease assets [Member] | Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Ending balance	146
Right-of-use lease assets [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	13,919
Additions	1,183
Disposals	(445)
Foreign exchange translation	63
Other	(68)
Ending balance	14,652	13,919
Right-of-use lease assets [Member] | Gross carrying amount [member] | Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	4,956
Additions	281
Disposals	(58)
Foreign exchange translation	38
Other	(46)
Ending balance	5,171	4,956
Right-of-use lease assets [Member] | Gross carrying amount [member] | Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	363
Additions	115
Disposals	(57)
Foreign exchange translation	1
Other	(1)
Ending balance	421	363
Right-of-use lease assets [Member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(5,672)
Depreciation	1,333
Disposals	337
Foreign exchange translation	9
Other	41
Ending balance	(6,718)	(5,672)
Right-of-use lease assets [Member] | Accumulated depreciation and amortisation [member] | Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation	600
Disposals	12
Foreign exchange translation	(2)
Other	(2)
Ending balance	(584)
Right-of-use lease assets [Member] | Accumulated depreciation and amortisation [member] | Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(205)
Depreciation	86
Disposals	16
Ending balance	$ (275)	$ (205)